Trade and Other Receivables - Movement in the Loss Allowances on Trade Receivables (Detail) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Beginning balance	$ 3,472	$ 3,342
Charge for the year		610
Write-off		(429)
Unused amounts reversed		(308)
Currency translation adjustment		260
Reclassification		(3)
Ending balance		3,472
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Beginning balance	(16)
Ending balance		(16)
IFRS 9 [Member]
Disclosure of financial assets [Line Items]
Beginning balance	3,456
Charge for the year	726
Write-off	(2,292)
Unused amounts reversed	(156)
Currency translation adjustment	(74)
Reclassification	(3)
Ending balance	1,657	3,456
Individually impaired [Member]
Disclosure of financial assets [Line Items]
Beginning balance	2,985	2,981
Charge for the year		438
Write-off		(385)
Unused amounts reversed		(269)
Currency translation adjustment		223
Reclassification		(3)
Ending balance		2,985
Collectively impaired [Member]
Disclosure of financial assets [Line Items]
Beginning balance	$ 487	361
Charge for the year		172
Write-off		(44)
Unused amounts reversed		(39)
Currency translation adjustment		37
Ending balance		$ 487